ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Sep. 30, 2025
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE

Accounts receivable, net consists of the following:

	As of September 30,
	2024	2025
	US$	US$
Accounts receivable	13,624,294	12,316,395
Less: allowance for credit loss	(386,717)	(551,215)

Accounts receivable, net	13,237,577	11,765,180

SCHEDULE OF ALLOWANCE FOR EXPECTED CREDIT LOSSES

The movements in the allowance for credit loss for the years ended September 30, 2023, 2024 and 2025 were as follows:

	As of September 30,
	2024	2025
	US$	US$
Balance at beginning of the year	197,928	386,717
Written off	(54,440)	-
Additions	243,229	164,498

Balance at end of the year	386,717	551,215